Consolidated Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–133.30%(b)(c)
Aerospace & Defense–6.42%

Brown Group Holding LLC, Incremental Term Loan B-2 (d)	–	07/01/2029		$1,601	$ 1,593,621

CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	5.51%	10/03/2026	EUR	1,414	1,151,980

Dynasty Acquisition Co., Inc.

Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	7.57%	04/08/2026		1,671	1,611,052

Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	7.57%	04/08/2026		897	864,728

FDH Group Acquisition, Inc., Term Loan A(e)(f)	10.91%	04/01/2024		22,235	21,835,113

Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	8.16%	04/30/2028		1,156	1,147,473

Greenrock Finance, Inc.

Delayed Draw Term Loan (TSFR1M + 4.35%)	7.90%	04/12/2029		36	35,670

Term Loan B	7.90%	04/12/2029		79	77,285

IAP Worldwide Services, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $1,741,280)(f)(g)	10.17%	07/18/2023		1,749	1,748,573

KKR Apple Bidco LLC

First Lien Term Loan (TSFR1M + 2.75%)	6.82%	09/22/2028		658	646,991

First Lien Term Loan(d)	–	09/22/2028		393	390,929

Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	9.82%	09/21/2029		384	371,223
NAC Aviation 8 Ltd. (Ireland)

Revolver Loan(f)(h)	0.00%	12/31/2026		1,826	1,826,168

Term Loan(f)	0.08%	12/31/2026		1,905	1,219,185

Term Loan(f)	7.86%	12/31/2026		1,946	1,245,475

Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.65%	02/01/2029		2,400	2,295,635

Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B(d)	–	02/10/2029		673	655,556

Spirit AeroSystems, Inc., First Lien Term Loan(d)	–	11/23/2027		1,677	1,658,215

TransDigm, Inc., Term Loan F (1 mo. USD LIBOR + 2.25%)	5.92%	12/09/2025		1,058	1,044,804

					41,419,676

Air Transport–6.56%

AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.99%	04/20/2028		6,860	6,829,602

Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	08/11/2028		1,677	1,660,642
American Airlines, Inc.

Term Loan (3 mo. USD LIBOR + 1.75%)	5.79%	06/27/2025		2,366	2,265,268

Term Loan B (3 mo. USD LIBOR + 2.00%)	5.80%	12/15/2023		169	168,610

eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	5.19%	08/02/2024	EUR	667	684,939
PrimeFlight Aviation Services, Inc.

Delayed Draw Term Loan(e)(f)	10.19%	05/09/2024		2,877	2,876,941

Incremental Delayed Draw Term Loan(e)(f)	10.63%	05/09/2024		8,317	8,317,369

Term Loan(e)(f)	0.10%	05/09/2024		8,633	8,632,488

United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.11%	04/21/2028		8,183	8,104,157

WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	6.94%	12/11/2026		3,100	2,793,100

					42,333,116

Automotive–7.36%

Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	04/10/2028		283	279,553

Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	8.38%	04/06/2028		4,042	3,891,822
BCA Marketplace (United Kingdom)

Second Lien Term Loan B	9.19%	07/27/2029	GBP	800	412,810

Term Loan B	5.94%	07/28/2028	GBP	306	255,738

Garrett Borrowing LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(f)	7.67%	04/30/2028		668	662,881

Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	8.57%	11/09/2027		2,542	2,364,194
M&D Distributors

Term Loan(f)(h)	0.00%	08/31/2028		2,365	2,317,155

Term Loan(f)(h)	0.00%	08/31/2028		1,182	1,158,577

Term Loan(f)	10.95%	08/31/2028		6,762	6,627,062

Mavis Tire Express Services TopCo L.P., Term Loan B (TSFR1M + 4.00%)	8.13%	05/04/2028		1,941	1,870,688

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Muth Mirror Systems LLC

Revolver Loan(e)(f)	0.01%	04/23/2025		$228	$ 215,629

Revolver Loan(e)(f)(h)	0.00%	04/23/2025		1,294	1,221,895

Term Loan(e)(f)	10.07%	04/23/2025		17,264	16,297,025

PowerStop LLC, Term Loan B (1 mo. USD LIBOR + 4.75%)	9.48%	01/24/2029		1,203	902,438

Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	8.07%	05/22/2024		800	779,654

Transtar Industries, Inc., Term Loan A (3 mo. USD LIBOR + 7.00%)(e)(f)	11.73%	01/22/2027		8,054	8,094,314

Truck Hero, Inc., Term Loan	7.82%	01/31/2028		167	142,153

					47,493,588

Beverage & Tobacco–1.83%
AI Aqua Merger Sub, Inc.

Delayed Draw Term Loan(d)	–	07/31/2028		327	310,961

Delayed Draw Term Loan(h)	0.00%	07/31/2028		408	388,702

Incremental Term Loan(d)	–	07/30/2028		3,676	3,498,315

Al Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.54%	07/31/2028		3,110	2,960,077

Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	7.17%	03/20/2024		1,763	1,605,932

City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.38%	03/31/2028		2,688	1,693,338

Naked Juice LLC (Tropicana), Second Lien Term Loan (TSFR1M + 6.00%)	9.65%	01/20/2030		1,519	1,349,233

					11,806,558

Brokers, Dealers & Investment Houses–0.17%

AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (1 mo. USD LIBOR + 6.50%)	10.25%	08/05/2029		39	34,485

Zebra Buyer LLC, Term Loan (TSFR1M + 4.00%)	7.30%	11/01/2028		1,054	1,045,508

					1,079,993

Building & Development–2.02%

Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	6.69%	08/27/2025		242	239,048

Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	0.09%	04/01/2028		3,315	2,518,156
Icebox Holdco III, Inc.

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(f)	10.42%	12/21/2029		593	527,418

Term Loan B (1 mo. USD LIBOR + 3.75%)	7.17%	12/22/2028		1,947	1,809,934

LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.12%	12/17/2027		0	86

LHS Borrow LLC (Leaf Home Solutions), Term Loan B (TSFR1M + 4.75%)	8.94%	02/16/2029		4,043	3,285,248

Mayfair Mall LLC, Term Loan(f)	0.05%	04/20/2023		948	863,059

Modulaire (BCP-V Modular/Algeco) (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	5.69%	12/15/2028	EUR	425	411,777

Oldcastle BuildingEnvelope, Inc., Term Loan B	8.15%	04/29/2029		2,193	2,028,429

Quikrete Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	6.70%	02/01/2027		61	60,523

TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	6.67%	05/29/2026		287	278,705

Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	7.67%	07/24/2024		1,186	1,043,383

					13,065,766

Business Equipment & Services–15.39%

Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.82%	05/17/2028		850	795,302

Asurion LLC, Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	7.07%	11/03/2024		600	576,433

AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.25%)	8.11%	03/31/2028	EUR	259	228,047

Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	7.67%	05/22/2024		1,587	1,587,256

Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	10/30/2026		55	54,030
Checkout Holding Corp.

First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019; Cost $248,766)(g)	11.57%	02/15/2023		249	201,604

PIK Term Loan, 9.50% PIK Rate, 5.07% Cash Rate (Acquired 08/30/2022-11/30/2022; Cost $1,247)(g)	0.10%	08/15/2023		1	334

Term Loan (Acquired 09/01/2022; Cost $162,154)(f)(g)	0.10%	12/31/2022		162	158,911

Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	05/17/2028		1,293	1,147,324

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Constant Contact

Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	11.41%	02/15/2029		$1,011	$ 778,268

Term Loan B (1 mo. USD LIBOR + 4.00%)	7.91%	02/10/2028		676	599,607

Corp. Service Co., Term Loan B	7.44%	08/08/2029		1,534	1,514,077

CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	11.32%	08/08/2026		106	98,785

Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	9.25%	10/05/2028		1,364	1,112,025

CV Intermediate Holdco Corp. (Class Valuation)(e)(f)(h)	0.00%	03/31/2026		765	743,829

Delayed Draw Term Loan(e)(f)	10.15%	03/31/2026		11,596	11,271,499

Revolver Loan(e)(f)	10.44%	03/31/2026		412	400,523

Term Loan B(e)(f)	10.44%	03/31/2026		7,828	7,608,512
Dakota Holding Corp.

First Lien Term Loan (TSFR1M + 3.75%)	0.08%	04/09/2027		990	938,505

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.82%	04/07/2028		121	116,643
Dun & Bradstreet Corp. (The)

Revolver Loan(f)(h)	0.00%	09/11/2025		3,577	3,505,511

Term Loan (1 mo. USD LIBOR + 3.25%)	7.29%	02/06/2026		464	458,934
Garda World Security Corp. (Canada)

Incremental Term Loan (TSFR1M + 4.25%)	8.53%	02/11/2029		2,466	2,366,572

Term Loan (1 mo. USD LIBOR + 4.25%)	8.93%	10/30/2026		1,831	1,763,569

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	05/12/2028		2,543	2,428,158
Grandir (The Education Group) (France)

Delayed Draw Term Loan (3 mo. EURIBOR + 4.00%)	5.44%	09/29/2028	EUR	65	63,412

Term Loan B-1 (3 mo. EURIBOR + 4.00%)	5.95%	09/29/2028	EUR	388	380,474

Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.00%)(f)	7.67%	06/30/2028		919	873,220

INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	7.80%	06/23/2024	GBP	3,566	3,975,849

ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.25%)	5.44%	04/01/2028	EUR	408	401,773

Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	8.28%	10/28/2027		2,137	1,732,862

Konecta (Kronosnet CX Bidco 2022, S.L.) (Spain), First Lien Term Loan(d)	–	09/30/2029	EUR	333	320,870

Lamark Media Group LLC (e)(f)(h)	0.00%	10/14/2027		598	586,894

Delayed Draw Term Loan(e)(f)(h)	0.00%	10/14/2027		1,630	1,600,620

Revolver Loan(e)(f)	9.42%	10/14/2027		489	480,186

Term Loan B(e)(f)	8.27%	10/14/2027		7,549	7,413,539
Monitronics International, Inc.

Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 08/30/2019-01/28/2021; Cost $8,206,833)(g)	11.91%	03/29/2024		8,548	5,687,754

Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 06/27/2019-04/27/2022; Cost $5,452,642)(f)(g)	10.41%	07/03/2024		5,446	5,173,400
NAS LLC (d.b.a. Nationwide Marketing Group)

Incremental Term Loan(f)	10.20%	06/03/2024		3,396	3,358,738

Term Loan(f)	10.20%	06/03/2024		8,362	8,269,819

Term Loan(f)	10.20%	06/03/2024		1,589	1,571,037

Revolver Loan(f)	0.01%	06/03/2024		172	170,498

Revolver Loan(f)(h)	0.00%	06/03/2024		690	681,990

Orchid Merger Sub II LLC, Term Loan B (TSFR1M + 4.75%)(f)	7.58%	07/27/2027		3,125	2,858,940

Protect America, Revolver Loan(d)(f)	–	09/01/2024		1,712	1,617,994

Skillsoft Corp., Term Loan B (TSFR1M + 4.75%)	9.16%	07/14/2028		1,062	889,098

Solera (Polaris Newco LLC), Term Loan B	8.18%	06/05/2028	GBP	413	448,195

Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.14%	03/04/2028		6,046	5,430,120

Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 3.50%)(f)	4.95%	11/22/2027	EUR	205	210,817

Tempo Acquisition LLC, Term Loan B (TSFR1M + 3.00%)	7.09%	08/31/2028		0	243
Thermostat Purchaser III, Inc.

First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(f)	0.05%	08/31/2028		11	10,870

First Lien Delayed Draw Term Loan(f)(h)	0.00%	08/31/2028		27	26,124

Term Loan B (1 mo. USD LIBOR + 4.50%)(f)	0.09%	08/30/2028		2	1,869

Thevelia (US) LLC, First Lien Term Loan B (TSFR1M + 4.00%)	7.70%	02/10/2029		1,470	1,382,796

UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(f)	10.07%	03/20/2027		879	839,030

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Virtusa Corp.

Incremental Term Loan B	7.94%	02/08/2029		$389	$ 379,417

Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/11/2028		1,089	1,059,579

WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	6.79%	08/04/2028		1,043	993,760

					99,346,045

Cable & Satellite Television–3.82%

Altice Financing S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 03/23/2017-07/19/2017; Cost $408,407)(g)	6.83%	07/15/2025		408	401,751
CSC Holdings LLC

Incremental Term Loan (TSFR1M + 2.25%)	6.12%	01/15/2026		1	1,232

Term Loan (TSFR1M + 2.25%)	6.12%	07/17/2025		10	9,443
Lightning Finco Ltd. (LiveU) (United Kingdom)

Term Loan B-1(f)	10.23%	09/01/2028		17,301	16,729,613

Term Loan B-2(f)	11.23%	09/01/2028		2,097	2,015,250
Numericable-SFR S.A. (France)

Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	8.65%	08/14/2026		1,835	1,776,905

Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	7.77%	01/31/2026		3,338	3,208,460

ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.32%	09/01/2028		384	334,254

Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	5.87%	04/30/2028		206	200,640

					24,677,548

Chemicals & Plastics–5.35%

Altadia (Timber Servicios Empresariales S.A.) (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	6.61%	02/17/2029	EUR	328	258,986

Aruba Investments, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.79%	11/24/2028		1,024	934,870
Arxada (Switzerland)

Term Loan B (3 mo. EURIBOR + 4.00%)	5.19%	07/03/2028	EUR	350	335,327

Term Loan B (1 mo. USD LIBOR + 4.00%)	7.67%	07/03/2028		231	213,236

Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	8.83%	08/27/2026		4,202	4,035,302

Avient Corp., Term Loan B(d)	–	08/29/2029		557	555,775

BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)(f)	0.07%	09/29/2027		1,482	1,452,742
BES (Discovery Purchaser Corp.)

First Lien Term Loan (TSFR1M + 7.00%)	10.59%	08/03/2030		663	584,341

Second Lien Term Loan(d)	–	08/03/2029		802	735,163
Colouroz Investment LLC (Germany)

First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	0.06%	09/21/2023	EUR	0	16

First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	0.06%	09/21/2023	EUR	0	43

PIK First Lien Term Loan B-2, 0.75% PIK Rate, 8.57% Cash Rate(i)	0.75%	09/21/2023		1,141	847,958

PIK First Lien Term Loan C, 0.75% PIK Rate, 8.57% Cash Rate(i)	0.75%	09/21/2023		170	126,333

PIK First Lien Term Loan, 0.75% PIK Rate, 5.75% Cash Rate(i)	0.75%	09/21/2023	EUR	396	310,458

PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 8.57% Cash Rate(i)	5.75%	09/21/2024		42	30,771

Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.57%	03/16/2025		145	139,568

Eastman Tire Additives (River Buyer, Inc.), Term Loan B (1 mo. USD LIBOR + 5.25%)	9.32%	11/01/2028		2,883	2,263,296

Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (TSFR1M + 3.75%)	7.67%	02/01/2029		626	586,912

ICP Group Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	12/29/2027		1,039	890,496

Ineos US Finance LLC, Term Loan(d)	–	03/25/2027		986	974,308

Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	06/30/2027		605	582,760

Nobian Finance B.V., Term Loan B	5.40%	07/01/2026	EUR	1,590	1,484,055

Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	7.67%	12/14/2027		714	691,123

Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.83%	11/03/2025		1,473	1,427,705
Vertellus

Revolver Loan(f)(h)	0.00%	12/22/2025		1,592	1,528,089

Term Loan B(f)	9.89%	12/22/2027		13,020	12,499,004

W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	7.44%	09/22/2028		1,075	1,058,709

					34,547,346

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–1.27%
ABG Intermediate Holdings 2 LLC

Second Lien Term Loan (TSFR1M + 6.00%)	10.19%	12/20/2029		$796	$ 740,308

Term Loan	0.07%	09/21/2028		3,375	3,271,285

Term Loan B-1(d)	–	12/21/2028		3,923	3,801,788

BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	7.69%	04/28/2028		234	226,258

Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	9.25%	12/29/2027		60	54,691

International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	9.21%	05/01/2024		163	114,781

					8,209,111

Conglomerates–0.16%

CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	5.70%	03/16/2029	EUR	446	439,957
Safe Fleet Holdings LLC

Incremental First Lien Term Loan(f)	9.12%	02/23/2029		330	321,387

Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	10.77%	02/02/2026		264	241,912

					1,003,256

Containers & Glass Products–7.61%

Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	7.43%	03/11/2028		0	315

Brook & Whittle Holding Corp., Term Loan B (TSFR1M + 4.00%)	8.55%	12/14/2028		977	883,754
Brook and Whittle Holding Corp.

Delayed Draw Term Loan	0.04%	12/14/2028		244	220,784

Incremental Term Loan B	0.09%	12/14/2028		280	253,654
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 3.75%) (Acquired 03/24/2017-03/03/2021; Cost $4,114,327)(f)(g)	8.13%	03/29/2024		4,128	3,926,723
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%) (Acquired 06/11/2018-12/02/2021; Cost $3,713,490)(g)	7.67%	11/21/2023		3,788	3,457,140

Keg Logistics LLC (e)(f)(h)	0.00%	11/23/2027		1,435	1,395,868

Revolver Loan(e)(f)	0.10%	11/23/2027		831	808,887

Term Loan A (1 mo. USD LIBOR + 6.00%)(e)(f)	10.70%	11/23/2027		25,922	25,222,140

Keter Group B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.86%	10/31/2023	EUR	614	480,257
LABL, Inc. (Multi-Color)

Term Loan B (3 mo. EURIBOR + 5.00%)	6.49%	10/29/2028	EUR	902	892,830

Term Loan B (1 mo. USD LIBOR + 5.00%)	9.07%	10/29/2028		3,820	3,641,357
Libbey Glass, Inc.
First Lien Term Loan

(Acquired 11/25/2022; Cost $2,261,680)(f)(g)	0.13%	11/22/2027		2,429	2,256,304

Term Loan (Acquired 11/13/2020-01/13/2022; Cost $953,206)(g)	0.12%	11/13/2025		1,017	1,040,915

Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)	7.97%	07/07/2028		734	669,952
Mold-Rite Plastics LLC (Valcour Packaging LLC)

First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(f)	7.98%	10/04/2028		625	556,390

Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(f)	11.23%	10/04/2029		409	337,583

Pretium Packaging, Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	10.49%	10/01/2029		325	260,106
Refresco Group N.V. (Netherlands)

Term Loan B	8.18%	05/05/2029	GBP	195	227,674

Term Loan B(d)	–	07/12/2029		2,668	2,621,312

					49,153,945

Cosmetics & Toiletries–1.20%

Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	7.42%	08/11/2025		674	503,872

Bausch and Lomb, Inc., Term Loan	7.15%	05/05/2027		4,517	4,294,365

Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	6.11%	04/05/2025		1,333	1,318,164

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	6.61%	06/29/2028	EUR	1,360	1,229,360

Wella (Rainbow FinCo S.a.r.l.), Term Loan B (3 mo. EURIBOR + 3.75%)	4.66%	02/24/2029	EUR	423	415,459

					7,761,220

Drugs–0.00%

Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	6.07%	11/15/2027		19	18,287

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Ecological Services & Equipment–4.02%
Anticimex (Sweden)

First Lien Term Loan(d)(f)	–	11/16/2028		$483	$ 465,641

Term Loan B (1 mo. USD LIBOR + 3.50%)(f)	0.08%	11/16/2028		0	2

EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	7.42%	05/11/2025		1,981	1,848,559
Groundworks LLC

First Lien Delayed Draw Term Loan(e)(f)	1.00%	01/17/2026		5,317	5,210,543

First Lien Incremental Revover Loan(e)(f)(h)	0.00%	01/17/2026		480	470,707

First Lien Incremental Term Loan(e)(f)	9.07%	01/17/2026		12,070	11,829,019

Second Lien Delayed Draw Term Loan(e)(f)	9.07%	01/17/2026		4,040	3,959,344

OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.81%	12/31/2025	EUR	326	295,294

Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	03/20/2025		799	690,133

TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)	13.43%	11/02/2028		1,401	1,169,572

					25,938,814

Electronics & Electrical–10.11%

Altar BidCo, Inc., Second Lien Term Loan (TSFR1M + 5.60%)	7.35%	02/01/2030		393	331,801

AppLovin Corp., Term Loan B (3 mo. USD LIBOR + 3.00%)	6.67%	10/25/2028		62	57,994

Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	5.49%	10/02/2025	EUR	35	34,754

Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.07%	04/18/2025		918	887,641

CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%) (Acquired 12/16/2020-02/02/2022; Cost $1,397,445)(g)	8.78%	01/01/2028		1,401	1,286,498
Delta Topco, Inc.

First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.84%	12/01/2027		1,770	1,664,838

Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.34%	12/01/2028		594	512,486

Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	5.56%	12/09/2027	EUR	542	546,934

Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)(f)	9.07%	11/01/2028		1,563	1,549,670

E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	6.64%	02/04/2028		1,271	1,253,930

Emerald Technologies AcquisitionCo, Inc., Term Loan B (TSFR1M + 6.25%)	10.44%	12/29/2027		377	358,387

ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.09%	05/06/2026		1,108	1,037,947

Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.87%	06/13/2024		742	673,395

Forcepoint, Term Loan (1 mo. USD LIBOR + 4.25%)	8.66%	01/07/2028		1,285	1,163,273

Go Daddy Operating Co. LLC, Term Loan B(d)	–	10/21/2029		140	140,254

Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	10.32%	07/07/2025		334	317,220

Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	12.42%	01/11/2027		1,649	1,279,010

Inetum (Granite Fin Bidco SAS) (France), Term Loan B	0.00%	10/17/2028	EUR	554	537,212

Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	10.67%	03/02/2029		441	407,570

Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	6.88%	10/15/2028		485	477,073
Learning Pool (Brook Bidco Ltd.) (United Kingdom)

Term Loan(f)	8.93%	08/17/2028	GBP	584	695,545

Term Loan 2(d)(f)	–	08/17/2028		771	754,750

LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	8.77%	08/28/2027		7,014	4,544,327

Marcel Bidco LLC, Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(f)	7.91%	12/31/2027		154	151,683

Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(f)	9.42%	08/13/2028		3,725	3,054,264
Maverick Bidco, Inc. (Mitratech)

First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.16%	05/18/2028		312	296,550

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(f)	11.16%	05/18/2029		85	79,753
McAfee Enterprise

Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	12.67%	07/27/2029		1,066	913,853

Term Loan B (1 mo. USD LIBOR + 4.75%)	9.17%	07/27/2028		1,062	959,481

McAfee LLC, First Lien Term Loan B (TSFR1M + 4.50%)	7.64%	03/01/2029		3,511	3,346,307

Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	10.29%	04/29/2026		3,766	3,517,899

Native Instruments (Germany), Term Loan(f)	6.78%	03/03/2028	EUR	1,541	1,527,785

Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	8.17%	01/09/2026		2,248	2,188,523

Open Text Corp. (Canada), Incremental Term Loan B(d)	–	11/16/2029		3,926	3,822,009
Optiv, Inc.

Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	11.42%	01/31/2025		805	753,122

Term Loan (3 mo. USD LIBOR + 3.25%)	7.42%	02/01/2024		5,294	5,135,042

Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	8.32%	01/02/2025		1,974	1,855,323

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Quest Software US Holdings, Inc.

Second Lien Term Loan (TSFR1M + 7.50%)	11.59%	01/20/2030		$258	$ 159,701

Term Loan B (TSFR1M + 4.25%)	8.49%	01/19/2029		4,776	3,647,856

Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	11.07%	05/29/2026		577	552,158

Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 12.54% Cash Rate (Acquired 12/06/2021-11/07/2022; Cost $6,809,666)(g)(i)	0.02%	12/08/2026		5,472	2,313,857
Sandvine Corp.

First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	8.17%	10/31/2025		1,375	1,315,373

Second Lien Term Loan	11.67%	11/02/2026		289	263,377

SonicWall U.S. Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	8.45%	05/16/2025		142	138,553
Ultimate Software Group, Inc.

First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	7.82%	05/04/2026		1,605	1,567,589

Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	9.00%	05/03/2027		294	271,716
Utimaco (Germany)

Term Loan B-1(f)	10.73%	10/30/2028		1,986	1,928,728

Term Loan B-2(f)	7.95%	10/30/2028	EUR	3,539	3,601,827

Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	8.67%	09/01/2025		1,876	1,363,661

					65,238,499

Financial Intermediaries–0.32%

Edelman Financial Center LLC (The), Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	10.82%	07/20/2026		192	174,570

LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	7.83%	09/15/2028		1,899	1,715,961

Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	10/26/2025		195	192,582

					2,083,113

Food Products–5.40%

Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	8.09%	12/18/2026		1,555	1,519,643

Biscuit International (France), Term Loan B	0.06%	02/14/2027	EUR	474	323,338

Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	0.06%	02/15/2027	EUR	495	337,482
BrightPet (AMCP Pet Holdings, Inc.)

Incremental Term Loan B(e)(f)	9.42%	10/05/2026		3,938	3,839,746

Revolver Loan(f)	0.11%	10/05/2026		1,229	1,197,812

Revolver Loan(f)(h)	0.00%	10/05/2026		137	133,090

Term Loan B(f)	9.92%	10/05/2026		3,874	3,777,637
Florida Food Products LLC

First Lien Term Loan (TSFR1M + 5.00%)(f)	9.02%	10/18/2028		811	745,843

First Lien Term Loan (TSFR1M + 5.00%)(f)	9.07%	10/18/2028		5,679	5,224,848

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(f)	12.07%	10/08/2029		1,133	1,042,130
H-Food Holdings LLC

Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	9.07%	05/23/2025		1,438	1,262,475

Term Loan (3 mo. USD LIBOR + 3.69%)	7.76%	05/23/2025		21	18,308

Nomad Foods US LLC (United Kingdom), Term Loan B (TSFR1M + 3.75%)	8.23%	11/10/2029		604	601,073

Panzani/Pimente (France), Term Loan B (3 mo. EURIBOR + 4.25%)	5.44%	12/02/2028	EUR	342	339,042

Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.83%	09/22/2028		190	177,498

Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.90%	07/02/2025		189	172,631

Teasdale Foods, Inc., Term Loan B(e)(f)	1.00%	12/18/2025		14,758	12,618,420
Valeo Foods (Jersey) Ltd. (United Kingdom)

First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	5.19%	09/29/2028	EUR	854	764,805

Term Loan B	0.07%	06/28/2028	GBP	745	728,428

					34,824,249

Food Service–0.84%
Euro Garages (Netherlands)

Term Loan (3 mo. USD LIBOR + 4.00%)	7.67%	02/07/2025		790	724,022

Term Loan (1 mo. USD LIBOR + 4.25%)	7.92%	03/31/2026		539	495,309

Term Loan B (3 mo. USD LIBOR + 4.00%)	7.67%	02/07/2025		694	636,586

Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	2,172	1,844,299

Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.58%	04/13/2028		2,712	1,698,608

					5,398,824

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–10.40%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom)

Term Loan(d)	–	06/08/2028	GBP	516	$ 579,558

Term Loan (TSFR1M + 5.25%)(f)	8.40%	06/08/2028		$1,161	1,073,674

Affinity Dental Management,, Inc., Term Loan(f)	9.92%	08/03/2028		10,864	10,647,018

Ascend Learning LLC, Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	9.82%	12/10/2029		786	674,884
athenahealth, Inc.

Delayed Draw Term Loan(h)	0.00%	02/15/2029		415	379,797

Term Loan B (TSFR1M + 3.50%)	7.41%	02/15/2029		2,441	2,235,201

Cerba (Chrome Bidco) (France), Term Loan (3 mo. EURIBOR + 4.00%)	5.49%	02/14/2029	EUR	472	467,755

Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	5.34%	02/22/2029	EUR	593	598,655

embecta, Term Loan (TSFR1M + 3.00%)	6.55%	03/30/2029		5	5,200

Ethypharm (France), Term Loan B	6.69%	04/17/2028	GBP	649	643,163

Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	8.57%	02/04/2027		753	689,666

Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.67%	10/01/2027		264	258,037
Global Medical Response, Inc.

Term Loan (1 mo. USD LIBOR + 4.25%)	8.32%	03/14/2025		594	476,147

Term Loan (1 mo. USD LIBOR + 4.25%)	8.09%	10/02/2025		1,746	1,394,937

International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.44%	09/07/2028		1,022	1,009,233
MB2 Dental Solutions LLC

Delayed Draw Term Loan(e)(f)	9.67%	01/29/2027		2,932	2,884,977

Delayed Draw Term Loan(e)(f)	0.10%	01/29/2027		8,735	8,595,196

Term Loan B(e)(f)	9.70%	01/29/2027		8,104	7,974,556

MedAssets Software Intermediate Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.82%	12/17/2029		775	661,321

Nemera (Financiere N BidCo) (France), Term Loan B	0.05%	01/22/2026	EUR	132	127,225
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)

Term Loan B (3 mo. EURIBOR + 4.25%)	5.86%	12/15/2027	EUR	232	234,271

Term Loan B-2 (3 mo. EURIBOR + 4.25%)	5.86%	12/15/2027	EUR	134	135,325

Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. SONIA + 4.50%)	7.45%	08/21/2026	GBP	480	520,013
SDB Holdco LLC

Delayed Draw Term Loan(e)(f)	0.11%	03/17/2027		11,827	11,826,788

Term Loan(e)(f)	0.11%	03/17/2027		9,519	9,519,119

Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(f)	9.45%	11/24/2028		1,356	1,281,834

TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(f)	8.12%	03/31/2028		893	883,998

Veonet (Blitz F21-433 GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 4.25%)	5.45%	04/11/2029	EUR	395	397,098
Women’s Care Holdings, Inc. LLC

First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	7.87%	01/15/2028		586	552,205

Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)(f)	11.62%	01/15/2029		402	377,902

					67,104,753

Home Furnishings–2.80%
Hilding Anders AB (Sweden)

Term Loan (Acquired 10/04/2022-10/31/2022; Cost $198,672)(f)(g)	1.25%	02/28/2026	EUR	280	190,972

Term Loan (Acquired 10/04/2022-10/31/2022; Cost $2,245)(f)(g)	12.00%	02/26/2027	EUR	255	0
Hunter Douglas, Inc.

First Lien Term Loan (TSFR1M + 3.50%)	7.86%	02/09/2029		5,213	4,579,893

First Lien Term Loan (3 mo. EURIBOR + 4.00%)	5.90%	02/26/2029	EUR	2,512	2,320,271

Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.43%	09/25/2028		4,360	3,701,466
Serta Simmons Bedding LLC

First Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/22/2020-09/06/2022; Cost $2,002,297)(g)	10.79%	08/10/2023		2,015	1,962,549

Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/22/2020-03/02/2022; Cost $3,463,629)(g)	10.79%	08/10/2023		3,532	1,682,676

SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.60%	10/16/2028		2,550	2,011,154
TGP Holdings III LLC

Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	3.25%	06/29/2028		14	11,662

Delayed Draw Term Loan(h)	0.00%	06/29/2028		43	34,985

Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	06/29/2028		437	353,771

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)

VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.63%	07/01/2029		$530	$ 457,134

Weber-Stephen Products LLC

Incremental Term Loan B (TSFR1M + 4.25%)	8.44%	10/30/2027		216	183,554

Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	10/30/2027		683	577,799

					18,067,886

Industrial Equipment–5.05%

Apex Tool Group LLC, Term Loan B (TSFR1M + 5.25%)	9.15%	02/08/2029		1,555	1,355,165

CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)(f)	9.54%	12/20/2028		1,341	1,306,077

Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%) (Acquired 06/19/2019; Cost $378,119)(g)	8.71%	06/27/2026		380	359,954

Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	8.91%	04/16/2026		508	458,507

Deliver Buyer, Inc. (MHS Holdings), Term Loan B (TSFR1M + 5.50%)	9.05%	06/08/2029		2,249	1,863,595

DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	9.95%	12/16/2027		1,599	1,531,828

Engineered Machinery Holdings, Inc.

Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.42%	05/19/2028		67	64,540

Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	9.67%	05/21/2029		195	181,381

Kantar (Summer BC Bidco) (United Kingdom)

Revolver Loan (1 mo. USD LIBOR + 3.00%)(f)	5.81%	06/04/2026		1,544	1,412,780

Revolver Loan(f)(h)	0.00%	06/04/2026		2,456	2,247,220

Term Loan B (1 mo. USD LIBOR + 5.00%)	8.14%	12/04/2026		2,516	2,341,054

Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	8.17%	12/04/2026		1,193	1,103,496

Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	6.82%	06/21/2028		2,768	2,635,636

MKS Instruments, Inc., Term Loan B (TSFR1M + 2.75%)	6.76%	04/11/2029		70	68,788

MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	6.57%	07/31/2025		179	177,885

New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	7.67%	03/08/2025		1,454	1,321,165

Robertshaw US Holding Corp.

First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.63%	02/28/2025		4,046	3,013,091

Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	12.13%	02/28/2026		1,386	854,901

Syntegon (BOSPAC Platin2025 S.a.r.l.) (Germany), Term Loan B (3 mo. EURIBOR + 3.65%)	5.09%	12/29/2028	EUR	1,642	1,599,611

Tank Holding Corp.

Revolver Loan(d)(f)	–	03/31/2028		106	101,928

Revolver Loan(f)(h)	0.00%	03/31/2028		318	305,783

Term Loan	9.94%	03/31/2028		6,347	6,085,573

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	6.87%	07/31/2027		671	644,702

Victory Buyer LLC (Vantage Elevator)

Second Lien Term Loan B(f)	10.57%	11/19/2029		315	293,301

Term Loan B (1 mo. USD LIBOR + 3.75%)	7.32%	11/15/2028		1,473	1,255,985

					32,583,946

Insurance–0.97%

Acrisure LLC

First Lien Term Loan (TSFR1M + 5.75%)(f)	9.92%	10/31/2029		1,769	1,757,420

Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	02/15/2027		2,089	1,961,608

Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	8.32%	02/15/2027		1,432	1,380,161

USI, Inc., First Lien Term Loan(d)	–	11/16/2029		1,183	1,166,752

					6,265,941

Leisure Goods, Activities & Movies–8.37%

Alpha Topco Ltd. (United Kingdom), First Lien Term Loan (d)	–	01/15/2030		1,523	1,518,156

AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	6.86%	04/22/2026		1,514	850,456

Carnival Corp.

Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	6.13%	10/18/2028		6,974	6,567,442

Term Loan (1 mo. USD LIBOR + 3.00%)	5.88%	06/30/2025		459	443,441

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)

Crown Finance US, Inc.

Delayed Draw Term Loan (Acquired 09/14/2022-09/23/2022; Cost $595,666)(g)(j)	0.00%	09/07/2023		$603	$ 583,255

DIP Term Loan (Acquired 09/14/2022-09/23/2022; Cost $7,226,948)(d)(g)(j)	–	09/09/2023		7,775	7,523,985

Incremental Term Loan B-1 (Acquired 07/29/2021-05/10/2022; Cost $1,533,029)(d)(g)(j)	–	02/28/2025		1,503	1,622,825

Revolver Loan (Acquired 09/29/2021-10/18/2021; Cost $1,086,881)(g)(j)(k)	0.00%	03/02/2023		1,094	240,345

Revolver Loan (Acquired 09/29/2021-10/18/2021; Cost $18,491)(g)(h)(j)(k)	0.00%	03/02/2023		19	4,392

Term Loan (Acquired 09/13/2021-02/24/2022; Cost $3,289,937)(g)(j)(k)	0.00%	02/28/2025		3,935	878,405

Term Loan(j)(k)	0.00%	02/28/2025	EUR	794	182,087

Term Loan (Acquired 10/18/2019-07/26/2022; Cost $3,401,625)(g)(j)(k)	0.00%	09/30/2026		3,969	875,278

Term Loan B-1 (Acquired 12/09/2020-09/30/2022; Cost $6,102,456)(d)(g)(j)	–	05/23/2024		5,131	6,117,135

Term Loan B-2 (Acquired 10/18/2021-06/28/2022; Cost $1,576,298)(g)(j)	0.10%	05/23/2024		1,607	1,607,188

Dorna Sports S.L. (Spain), Term Loan B (3 mo. EURIBOR + 3.50%)	4.69%	03/30/2029	EUR	815	809,124

Eagle Midco Ltd. (United Kingdom), Term Loan (1 mo. SONIA + 4.25%)	7.43%	03/20/2028	GBP	404	442,969

Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	7.49%	04/18/2025		1,655	1,530,149

Fugue Finance B.V., Incremental Term Loan (3 mo. EURIBOR + 3.25%)	0.05%	08/30/2024	EUR	450	455,227

Gaming1 (Meuse Finco) (Belgium), First Lien Term Loan (3 mo. EURIBOR + 5.25%)(f)	6.79%	08/05/2029	EUR	320	305,974

Live Nation Entertainment, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	0.06%	10/19/2026		0	409

OEG Borrower LLC (Opry Entertainment), Term Loan B (TSFR1M + 5.00%)(f)	8.44%	05/20/2029		1,640	1,595,164

Parques Reunidos (Piolin Bidco s.a.u) (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	3.98%	09/16/2026	EUR	1,516	1,482,813
Royal Caribbean Cruises

Revolver Loan	5.85%	04/05/2024		2,890	2,706,682

Revolver Loan(h)	0.00%	04/12/2024		1,098	1,025,018

Revolver Loan(h)	0.00%	04/05/2024		1,263	1,183,144

Scenic (Columbus Capital B.V.) (Australia), Term Loan B (3 mo. EURIBOR + 3.75%)	4.94%	02/27/2027	EUR	1,000	792,589

Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	5.83%	04/17/2026		111	107,785

USF S&H Holdco LLC

Term Loan A(d)(f)	–	06/30/2025		596	595,827

Term Loan A(f)(h)	0.00%	06/30/2025		895	894,923

Term Loan B(f)	8.43%	06/30/2025		9,386	9,386,032

Vue International Bidco PLC (United Kingdom)

Term Loan(f)	9.77%	06/30/2027	EUR	344	337,942

Term Loan B-1 (3 mo. EURIBOR + 4.75%)(k)	0.00%	07/03/2026	EUR	2,345	1,382,661

					54,048,822

Lodging & Casinos–4.26%

Aimbridge Acquisition Co., Inc.

First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	8.69%	02/02/2026		1,964	1,863,677

Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/02/2026		2,382	2,232,715

B&B Hotels S.A.S. (France)

Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	9.33%	07/31/2027	EUR	659	641,287

Term Loan B-3-A (3 mo. EURIBOR + 3.38%)	5.18%	07/31/2026	EUR	3,015	2,933,648

Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	07/31/2026	EUR	697	702,897

Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.13%	10/02/2028		1,929	1,837,771

Caesars Resort Collection LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	07/21/2025		86	85,722

Fertitta Entertainment LLC (Golden Nugget), Term Loan (TSFR1M + 4.00%)	8.09%	01/31/2029		269	256,863

Flutter Financing B.V. (Stars Group), Term Loan B (TSFR1M + 3.25%)	6.78%	07/04/2028		2,211	2,198,712

Four Seasons Hotels Ltd. (Canada), First Lien Term Loan(d)	–	11/30/2029		447	447,143

GVC Finance LLC, First Lien Term Loan (TSFR1M + 3.50%)	7.51%	10/31/2029		1,429	1,418,239

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
HotelBeds (United Kingdom)

Term Loan B (3 mo. EURIBOR + 4.25%)	4.28%	09/12/2025	EUR	4,860	$ 4,365,340

Term Loan C	4.53%	09/30/2027	EUR	1,879	1,679,358

Term Loan D (3 mo. EURIBOR + 5.50%)	6.75%	09/12/2027	EUR	6,961	6,369,399

Scientific Games Lottery, Term Loan B (3 mo. EURIBOR + 4.00%)	5.19%	01/31/2029	EUR	471	468,268

					27,501,039

Nonferrous Metals & Minerals–1.55%
American Rock Salt Co. LLC

Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(f)	11.32%	06/11/2029		$101	96,650

Term Loan B (1 mo. USD LIBOR + 4.00%)	8.07%	06/09/2028		1,519	1,404,179

AZZ, Inc., First Lien Term Loan(d)	–	05/06/2029		2,304	2,299,810

Corialis (United Kingdom), Term Loan B	7.11%	07/06/2028	GBP	193	193,541

Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	7.75%	07/31/2026		786	761,090
Form Technologies LLC

Term Loan (1 mo. USD LIBOR + 4.50%)	9.20%	07/19/2025		2,260	1,938,100

Term Loan (1 mo. USD LIBOR + 9.00%)	13.70%	10/22/2025		1,135	939,412

Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	8.41%	03/16/2027		2,464	2,377,258

					10,010,040

Oil & Gas–3.18%

Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	7.94%	05/21/2025		2,090	2,082,823

Glass Mountain Pipeline Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	8.55%	10/28/2027		207	173,502

Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	10.83%	08/25/2026		2,489	2,065,296
McDermott International Ltd.

LOC(h)	0.00%	06/30/2024		3,645	2,970,270

LOC(d)(f)	–	06/30/2024		1,620	1,303,793

PIK Term Loan, 3.00% PIK Rate, 5.07% Cash Rate(i)	3.00%	06/30/2025		853	459,338

Term Loan	7.07%	06/30/2024		159	103,651
Petroleum GEO-Services ASA (Norway)

Term Loan(d)(f)	–	03/18/2024		808	785,975

Term Loan (1 mo. USD LIBOR + 7.50%)	11.18%	03/19/2024		5,922	5,655,476

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021-10/14/2022; Cost $4,816,225)(g)	12.07%	08/27/2026		4,912	4,900,028

					20,500,152

Publishing–3.75%

Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%) (Acquired 06/29/2021; Cost $4,402,846)(g)	7.81%	06/29/2026		4,437	4,087,935

Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	08/21/2026		3,569	3,275,198

Dotdash Meredith, Inc., Term Loan B (TSFR1M + 4.00%)	7.84%	12/01/2028		5,831	5,073,406
Harbor Purchaser, Inc.

Second Lien Term Loan(f)	12.59%	03/31/2030		2,496	2,208,550

Term Loan B (TSFR1M + 5.25%)	9.44%	03/31/2029		3,652	3,460,108

McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.82%	07/30/2028		3,392	3,249,430

Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	09/13/2024		2,952	2,879,840

					24,234,467

Radio & Television–1.01%
Diamond Sports Holdings LLC

First Lien Term Loan (TSFR1M + 8.00%)	11.89%	05/25/2026		1,893	1,798,532

Second Lien Term Loan (TSFR1M + 3.25%)	7.14%	08/24/2026		2,127	349,565
Gray Television, Inc.

Term Loan C (3 mo. USD LIBOR + 2.50%)	6.27%	01/02/2026		22	21,464

Term Loan D (1 mo. USD LIBOR + 3.00%)	6.77%	12/01/2028		176	172,281
Sinclair Television Group, Inc.

Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	6.58%	09/30/2026		203	195,068

Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	7.08%	04/01/2028		1,185	1,116,894

Term Loan B-4 (TSFR1M + 3.75%)	7.94%	04/21/2029		2,645	2,526,661

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–(continued)

Univision Communications, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	05/05/2028		$356	$ 347,214

					6,527,679

Retailers (except Food & Drug)–2.74%

Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	7.82%	03/06/2028		5,460	5,263,986

CNT Holdings I Corp. (1-800 Contacts), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.49%	11/06/2028		477	453,586
Kirk Beauty One GmbH (Germany)

Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	358	323,504

Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	206	186,296

Term Loan B-3	5.73%	04/08/2026	EUR	453	409,668

Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	632	571,364

Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	141	127,129

PetSmart LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/11/2028		7,811	7,534,632

Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	9.17%	04/21/2028		2,899	2,819,502

					17,689,667

Surface Transport–1.79%

American Trailer World Corp., First Lien Term Loan (TSFR1M + 3.75%)	7.83%	03/03/2028		1,284	1,156,889

ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	7.38%	05/07/2028		467	367,203

Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.32%	09/30/2028		1,479	1,346,596
First Student Bidco, Inc.

Delayed Draw Term Loan (TSFR1M + 4.00%)	7.65%	07/21/2028		221	212,657

Incremental Term Loan B (TSFR1M + 4.00%)	7.65%	07/21/2028		3,174	3,062,265

Hertz Corp. (The), Term Loan B (1 mo. USD LIBOR + 3.25%)	0.07%	06/30/2028		88	85,769
Hurtigruten (Explorer II AS) (Norway)

Term Loan B (3 mo. EURIBOR + 4.00%)	4.91%	02/24/2025	EUR	3,127	2,583,970

Term Loan C (3 mo. EURIBOR + 8.00%)	8.27%	06/16/2023	EUR	1,000	936,800

Novae LLC, Term Loan B (TSFR1M + 5.00%)	9.70%	12/22/2028		339	308,690

STG - XPOI Opportunity, Term Loan B (TSFR1M + 6.00%)	10.19%	04/30/2028		1,601	1,521,323

					11,582,162

Telecommunications–4.99%
Avaya, Inc.

First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 10/15/2021-04/27/2022; Cost $1,023,077)(g)	8.12%	12/15/2027		1,025	491,858

Term Loan B-2 (1 mo. USD LIBOR + 4.00%) (Acquired 02/17/2021-01/12/2022; Cost $1,322,572)(g)	7.87%	12/15/2027		1,318	632,791

Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	7.12%	11/30/2027		0	152

CCI Buyer, Inc., Term Loan (TSFR1M + 3.75%)	7.55%	12/17/2027		630	610,441

CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.32%	03/15/2027		3,018	2,868,999

Cincinnati Bell, Inc., Term Loan B-2 (TSFR1M + 3.25%)	7.44%	11/22/2028		35	34,332
Colorado Buyer, Inc.

First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	8.36%	05/01/2024		2,245	1,990,871

Term Loan (3 mo. USD LIBOR + 3.00%)	7.36%	05/01/2024		1	513

Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(j)	8.52%	04/27/2027		1,441	1,412,071
Intelsat Jackson Holdings S.A. (Luxembourg)

Term Loan B(d)	–	02/01/2029		2,525	2,444,104

Term Loan B-3(d)	–	11/27/2023		0	214

Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	6.57%	11/04/2026		39	38,939

Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	5.82%	03/01/2027		44	42,174
MLN US HoldCo LLC (dba Mitel)

First Lien Term Loan (Acquired 10/18/2022; Cost $6,086,426)(g)	11.15%	11/01/2027		6,570	5,453,509

First Lien Term Loan (Acquired 10/18/2022; Cost $2,137,872)(f)(g)	13.70%	11/01/2027		2,583	1,808,073

Term Loan (Acquired 10/18/2022; Cost $2,693,619)(g)	10.89%	11/01/2027		2,796	2,746,727

Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	7.17%	12/07/2026		4,253	2,146,705

U.S. Telepacific Corp., Term Loan	7.25%	05/01/2026		3,216	1,219,160

Voyage Digital (NC) Ltd., Term Loan B(f)	8.78%	03/03/2029		1,615	1,582,678

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)

Windstream Services LLC, Term Loan B (TSFR1M + 6.25%)	10.44%	09/21/2027		$3,890	$ 3,575,171

Zayo Group LLC, Incremental Term Loan	8.34%	03/09/2027		3,925	3,087,740

					32,187,222

Utilities–2.59%

Alpine (ADVPW/Innio Distributed Power), Term Loan B (3 mo. EURIBOR + 4.00%)	5.73%	10/31/2025	EUR	575	569,253
Brookfield WEC Holdings, Inc.

Incremental Term Loan(d)	–	08/01/2025		2,054	2,044,016

Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	08/01/2025		666	654,601

Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	10/02/2025		2,557	2,178,575
Generation Bridge LLC

Term Loan B (1 mo. USD LIBOR + 5.00%)	8.67%	12/01/2028		1,308	1,300,235

Term Loan C (1 mo. USD LIBOR + 5.00%)	8.67%	12/01/2028		27	27,293

Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	11/09/2026		2,146	2,097,281

KAMC Holdings, Inc., First Lien Term Loan B(d)	–	08/14/2026		101	82,614
Lightstone Holdco LLC

Term Loan B	9.84%	02/01/2027		3,317	3,044,005

Term Loan C	9.84%	02/01/2027		188	172,167

Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	8.32%	05/16/2024		2,010	1,548,846

Pike Corp., Term Loan (TSFR1M + 3.50%)	7.59%	01/21/2028		427	423,050

Talen Energy Supply LLC, DIP Term Loan(d)	–	09/30/2024		914	1,101,282

Urbaser (Spain), Term Loan B (3 mo. EURIBOR + 4.18%)	5.60%	10/23/2028	EUR	1,175	1,194,180

USIC Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	10.57%	05/07/2029		301	286,239

					16,723,637

Total Variable Rate Senior Loan Interests (Cost $930,343,375)					860,426,367

			Shares

Common Stocks & Other Equity Interests–10.22%
Aerospace & Defense–0.53%

IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(f)(g)				320	3,417,426

NAC Aviation 8 Ltd.(f)				57,567	0

					3,417,426

Automotive–0.00%

ThermaSys Corp.(f)				881,784	26,454

Building & Development–0.00%

Haya (Holdco2 PLC/Real Estate SAU)(f)				551	0

Lake at Las Vegas Joint Venture LLC, Class A(f)				780	0

Lake at Las Vegas Joint Venture LLC, Class B(f)				9	0

					0

Business Equipment & Services–1.10%

Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,582,374)(g)				7,731	2,609

My Alarm Center LLC, Class A(f)				44,397	7,081,355

					7,083,964

Containers & Glass Products–0.02%

Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $52,821)(g)				12,972	129,720

Electronics & Electrical–0.00%

Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $511,327)(f)(g)				30,527	7,784

Financial Intermediaries–0.03%

RJO Holdings Corp.(f)				1,481	93,781

RJO Holdings Corp., Class A(f)				1,142	72,306

RJO Holdings Corp., Class B(f)				1,667	17

					166,104

Health Care–0.00%

Envigo RMS Holding Corp.(f)				5,797	33,263

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Shares	Value
Industrial Equipment–0.06%

North American Lifting Holdings, Inc.	44,777	$ 363,813

Leisure Goods, Activities & Movies–1.68%

Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(f)(g)(j)	240,479	14,492

USF S&H Holdco LLC(f)(l)	9,844	10,839,791

		10,854,283

Lodging & Casinos–0.52%

Bally’s Corp.(m)	120,357	3,008,925

Caesars Entertainment, Inc.(m)	7,110	361,259

		3,370,184

Oil & Gas–5.18%

Aquadrill LLC (Acquired 05/27/2021; Cost $2,487,781)(g)	80,251	3,310,354

HGIM Corp.(f)	10,815	243,337

HGIM Corp., Wts., expiring 07/02/2043(f)	6,859	154,327

McDermott International Ltd.(m)	352,986	158,844

McDermott International Ltd.(f)	1,066,050	455,736

NexTier Oilfield Solutions, Inc.(m)	42,011	428,092

Noble Corp. PLC(m)	1,375	51,054

QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $5,330,221)(f)(g)	128,436	25,621,698

QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $203,130)(f)(g)	22,570	753,838

QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $260,808)(f)(g)	43,468	437,723

Samson Investment Co., Class A(f)	132,022	82,514

Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $672,435)(f)(g)	64,960	487

Transocean Ltd.(m)	208,610	886,592

Tribune Resources, Inc.	337,847	837,354

Tribune Resources, Inc., Wts., expiring 04/03/2023(f)	87,471	2,187

		33,424,137

Radio & Television–0.21%

iHeartMedia, Inc., Class A(m)	166,688	1,340,172

iHeartMedia, Inc., Class B(f)	42	341

		1,340,513

Retailers (except Food & Drug)–0.05%

Claire’s Stores, Inc.	390	156,000

Toys ’R’ Us-Delaware, Inc.(f)	15	36,297

Vivarte S.A.S.(f)	233,415	107,951

		300,248

Surface Transport–0.15%

Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(g)	8,057	314,223

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-08/12/2022; Cost $0)(g)	315,150	147,727

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-08/12/2022; Cost $0)(g)	277,090	173,181

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(g)	8,470	330,330

		965,461

Utilities–0.69%

Vistra Corp.	164,114	3,992,894

Vistra Operations Co. LLC, Rts., expiring 12/31/2046	383,614	473,188

		4,466,082

Total Common Stocks & Other Equity Interests (Cost $59,113,429)		65,949,436

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Non-U.S. Dollar Denominated Bonds & Notes–3.90%(n)
Automotive–0.31%

Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(o)(p)	11.25%	04/19/2026	SEK	18,750	$ 1,700,593

Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(o)(p)	5.67%	09/30/2028	EUR	362	285,075

					1,985,668

Building & Development–0.11%

APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(o)(p)	6.38%	01/15/2027	EUR	450	440,935

Haya Holdco 2 PLC (Spain) (3 mo. EURIBOR + 9.00%)(p)	10.95%	11/30/2025	EUR	464	280,162

					721,097

Business Equipment & Services–0.20%

Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(o)(p)	5.86%	10/30/2028	EUR	1,286	1,281,170

Cable & Satellite Television–0.22%

Altice Financing S.A. (Luxembourg) (Acquired 01/08/2020; Cost $470,038)(g)(o)	3.00%	01/15/2028	EUR	423	360,942

Altice Finco S.A. (Luxembourg)(o)	4.75%	01/15/2028	EUR	1,292	1,038,760

					1,399,702

Chemicals & Plastics–0.10%

Herens Midco S.a.r.l. (Luxembourg)(o)	5.25%	05/15/2029	EUR	887	641,878

Electronics & Electrical–0.37%

Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(o)(p)	6.25%	02/15/2029	EUR	1,258	1,274,746

Nobel Bidco B.V. (Netherlands)(o)	3.13%	06/15/2028	EUR	1,564	1,108,188

					2,382,934

Financial Intermediaries–1.15%

AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(o)(p)	6.64%	08/01/2024	EUR	2,617	2,341,039

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(o)(p)	7.95%	05/01/2026	EUR	1,168	1,069,570

Garfunkelux Holdco 3 S.A. (Luxembourg)(o)	6.75%	11/01/2025	EUR	1,523	1,273,601

Kane Bidco Ltd. (United Kingdom)(o)	5.00%	02/15/2027	EUR	267	227,611

Kane Bidco Ltd. (United Kingdom)(o)	6.50%	02/15/2027	GBP	334	331,033

Sherwood Financing PLC (United Kingdom)(o)	4.50%	11/15/2026	EUR	371	306,799

Sherwood Financing PLC (United Kingdom)(o)	6.00%	11/15/2026	GBP	375	346,082

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(o)(p)	6.39%	11/15/2027	EUR	1,652	1,568,008

					7,463,743

Health Care–0.14%

Kepler S.p.A. (Italy) (3 mo. EURIBOR + 5.75%)(o)(p)	6.75%	05/15/2029	EUR	900	916,475

Home Furnishings–0.30%

Ideal Standard International S.A. (Belgium)(o)	6.38%	07/30/2026	EUR	529	272,079

Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	1,844	1,641,636

					1,913,715

Industrial Equipment–0.06%

Summer (BC) Holdco A S.a.r.l. (Luxembourg)(o)	9.25%	10/31/2027	EUR	451	368,041

Leisure Goods, Activities & Movies–0.11%

Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(o)(p)	5.75%	06/15/2027	EUR	372	356,077

Deuce Finco PLC (United Kingdom)(o)	5.50%	06/15/2027	GBP	372	360,010

					716,087

Lodging & Casinos–0.32%

TVL Finance PLC (United Kingdom) (3 mo. SONIA + 5.38%)(o)(p)	8.18%	07/15/2025	GBP	1,801	2,067,550

Retailers (except Food & Drug)–0.33%

Douglas GmbH (Germany)(o)	6.00%	04/08/2026	EUR	1,377	1,196,262

Kirk Beauty SUN GmbH (Germany)(i)(o)	9.00%	10/01/2026	EUR	1,448	925,979

					2,122,241

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–0.18%

Zenith Finco PLC (United Kingdom)(o)	6.50%	06/30/2027	GBP	1,203	$ 1,153,916

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $32,684,985)					25,134,217
U.S. Dollar Denominated Bonds & Notes–2.69%
Aerospace & Defense–0.26%

Maxar Technologies, Inc. (o)	7.75%	06/15/2027		$767	754,605

Spirit AeroSystems, Inc.(o)	9.38%	11/30/2029		870	916,763

					1,671,368

Air Transport–0.09%

Mesa Airlines, Inc., Class B (f)	5.75%	07/15/2025		623	577,955

Building & Development–0.45%

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (o)	5.75%	05/15/2026		1,287	1,239,664

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(o)	4.50%	04/01/2027		1,918	1,682,664

					2,922,328

Business Equipment & Services–0.15%

Advantage Sales & Marketing, Inc. (o)	6.50%	11/15/2028		1,213	951,598

Cable & Satellite Television–0.57%

Altice Financing S.A. (Luxembourg) (Acquired 06/09/2022; Cost $25,071)(g)(o)	5.75%	08/15/2029		29	23,748

Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-06/09/2022; Cost $1,785,446)(g)(o)	5.00%	01/15/2028		1,763	1,440,926

Altice France Holding S.A. (Luxembourg) (Acquired 11/29/2022; Cost $321,288)(g)(o)	8.00%	05/15/2027	EUR	408	324,639

Altice France S.A. (France)(o)	5.50%	01/15/2028		594	495,889

Altice France S.A. (France)(o)	5.50%	10/15/2029		679	545,332

Virgin Media Secured Finance PLC (United Kingdom)(o)	4.50%	08/15/2030		1,020	853,236

					3,683,770

Food Products–0.09%

Teasdale Foods, Inc. (e)(f)	16.25%	06/18/2026		1,771	563,256

Food Service–0.13%

eG Global Finance PLC (United Kingdom) (o)	6.75%	02/07/2025		671	611,925

WW International, Inc.(o)	4.50%	04/15/2029		440	254,580

					866,505

Health Care–0.06%

Global Medical Response, Inc. (o)	6.50%	10/01/2025		495	373,376

Industrial Equipment–0.07%

TK Elevator Holdco GmbH (Germany) (o)	7.63%	07/15/2028		574	477,330

Nonferrous Metals & Minerals–0.02%

SCIH Salt Holdings, Inc. (o)	4.88%	05/01/2028		157	140,403

Publishing–0.46%

McGraw-Hill Education, Inc. (o)	5.75%	08/01/2028		3,329	2,964,874

Radio & Television–0.12%

Diamond Sports Group LLC/Diamond Sports Finance Co. (o)	5.38%	08/15/2026		1,339	219,307

iHeartCommunications, Inc.(o)	4.75%	01/15/2028		322	278,097

Univision Communications, Inc.(o)	7.38%	06/30/2030		257	256,811

					754,215

Telecommunications–0.22%

Windstream Escrow LLC/Windstream Escrow Finance Corp. (o)	7.75%	08/15/2028		1,635	1,432,628

Total U.S. Dollar Denominated Bonds & Notes (Cost $21,499,589)					17,379,606

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

			Shares	Value

Preferred Stocks–0.99%
Automotive–0.00%

ThermaSys Corp., Series A, Pfd.(f)			187,840	$5,635

Containers & Glass Products–0.10%

Libbey Glass, Inc., Pfd.(f)			5,541	642,699

Electronics & Electrical–0.01%

Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(f)(g)			46,998	46,998

Riverbed Technology, Inc., Pfd.(f)			13,234	13,234

				60,232

Financial Intermediaries–0.02%

RJO Holdings Corp., Series A-2, Pfd.(f)			324	140,487

Oil & Gas–0.09%

McDermott International Ltd., Pfd.(f)			914,686	594,546

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485)(f)(g)			258,709	14,229

				608,775

Surface Transport–0.77%

Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,496,920)(g)			29,979	771,959

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,573,543)(g)			31,515	811,512

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945)(g)			39,456	1,972,800

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(g)			27,709	1,385,450

				4,941,721

Total Preferred Stocks (Cost $6,041,007)				6,399,549

	Interest Rate	Maturity Date	Principal Amount (000)
Municipal Obligations–0.53%
Arizona–0.53%

Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $3,738,271) (Cost $3,738,270)(g)(o)	0.00%	01/01/2028	$4,109	3,443,061

TOTAL INVESTMENTS IN SECURITIES(q)–151.63% (Cost $1,053,420,655)				978,732,236

BORROWINGS–(31.14)%				(201,000,000)

VARIABLE RATE TERM PREFERRED SHARES–(15.45)%				(99,709,388)

OTHER ASSETS LESS LIABILITIES–(5.04)%				(32,531,379)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$645,491,469

Investment Abbreviations:

DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after November 30, 2022, at which time the interest rate will be determined.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at November 30, 2022 was $116,681,500, which represented 18.08% of the Trust’s Net Assets.
(h)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $3,563,168, which represented less than 1% of the Trust’s Net Assets.

(l)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$11,834,620	$ 82,453,104	$ (94,287,724)	$ -	$ -	$ -	$28,196

Invesco Liquid Assets Portfolio, Institutional Class	8,453,573	58,895,074	(67,349,035)	42	346	-	18,351
Invesco Treasury Portfolio, Institutional Class	13,525,280	94,232,118	(107,757,398)	-	-	-	30,211

Investments in Other Affiliates:

USF S&H Holdco LLC	8,923,516	-	-	1,916,275	-	10,839,791	-

Total	$42,736,989	$235,580,296	$(269,394,157)	$1,916,317	$346	$10,839,791	$76,758

(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $44,535,511, which represented 6.90% of the Trust’s Net Assets.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

Currency Risk

12/30/2022	Barclays Bank PLC	USD	24,664,179	EUR	23,727,946	$ 87,750

12/30/2022	Barclays Bank PLC	USD	4,794,629	GBP	3,986,190	14,961

12/30/2022	Barclays Bank PLC	USD	1,707,376	SEK	17,961,892	6,695

12/30/2022	Canadian Imperial Bank of Commerce	USD	1,488,802	EUR	1,500,000	75,931

12/30/2022	Canadian Imperial Bank of Commerce	USD	220,732	GBP	195,162	14,743

01/31/2023	Citibank N.A.	GBP	3,977,034	USD	4,808,113	5,312

01/31/2023	Goldman Sachs International	USD	14,379	SEK	151,336	92

12/30/2022	Morgan Stanley Bank, N.A.	USD	163,848	GBP	138,877	3,716

12/30/2022	State Street Bank & Trust Co.	USD	24,596,388	EUR	23,727,945	155,541

12/30/2022	State Street Bank & Trust Co.	USD	651,696	GBP	546,317	7,470

12/30/2022	Toronto Dominion Bank	USD	24,222,266	EUR	23,373,797	160,232

01/31/2023	Toronto Dominion Bank	GBP	3,977,010	USD	4,804,792	2,019

Subtotal–Appreciation						534,462

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

12/30/2022	Bank of America, N.A	GBP	126,965	USD	143,917	$(9,275)

12/30/2022	Barclays Bank PLC	EUR	22,598,813	USD	22,416,328	(1,157,741)

12/30/2022	Barclays Bank PLC	GBP	4,108,535	USD	4,646,837	(310,371)

01/31/2023	Barclays Bank PLC	EUR	23,727,946	USD	24,735,600	(73,594)

01/31/2023	Barclays Bank PLC	GBP	3,977,033	USD	4,789,374	(13,427)

01/31/2023	Barclays Bank PLC	SEK	17,976,587	USD	1,714,406	(4,569)

12/30/2022	BNP Paribas S.A.	EUR	22,941,220	USD	22,749,649	(1,181,603)

12/30/2022	Canadian Imperial Bank of Commerce	EUR	954,393	USD	989,648	(5,932)

01/31/2023	Canadian Imperial Bank of Commerce	EUR	193,133	USD	201,051	(882)

12/30/2022	Citibank N.A.	USD	4,813,472	GBP	3,986,190	(3,881)

12/30/2022	JP Morgan Chase Bank	EUR	762,165	USD	758,106	(36,950)

12/30/2022	Morgan Stanley Bank, N.A.	EUR	1,000,000	USD	1,036,303	(6,852)

12/30/2022	Morgan Stanley Bank, N.A.	GBP	4,170,786	USD	4,704,391	(327,926)

12/30/2022	Morgan Stanley Bank, N.A.	SEK	183,563	USD	17,168	(350)

12/30/2022	Royal Bank of Canada	SEK	17,778,329	USD	1,592,905	(103,648)

12/30/2022	State Street Bank & Trust Co.	EUR	1,131,878	USD	1,175,886	(4,839)

12/30/2022	State Street Bank & Trust Co.	GBP	178,619	USD	209,808	(5,707)

01/31/2023	State Street Bank & Trust Co.	EUR	23,727,946	USD	24,667,572	(141,622)

12/30/2022	Toronto Dominion Bank	EUR	22,941,219	USD	22,764,159	(1,167,093)

12/30/2022	Toronto Dominion Bank	GBP	4,170,786	USD	4,715,970	(316,347)

12/30/2022	Toronto Dominion Bank	USD	4,709,615	GBP	3,902,956	(452)

01/31/2023	Toronto Dominion Bank	EUR	23,373,797	USD	24,292,387	(146,520)

Subtotal–Depreciation						(5,019,581)

Total Forward Foreign Currency Contracts						$(4,485,119)

Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

The aggregate value of securities considered illiquid at November 30, 2022 was $341,487,584, which represented 52.90% of the Trust’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

–  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

–  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$498,814,779	$361,611,588	$860,426,367

Common Stocks & Other Equity Interests	10,227,832	6,238,499	49,483,105	65,949,436

Non-U.S. Dollar Denominated Bonds & Notes	–	25,134,217	–	25,134,217

U.S. Dollar Denominated Bonds & Notes	–	16,238,395	1,141,211	17,379,606

Preferred Stocks	–	4,941,721	1,457,828	6,399,549

Municipal Obligations	–	3,443,061	–	3,443,061

Total Investments in Securities	10,227,832	554,810,672	413,693,732	978,732,236

Other Investments - Assets*

Investments Matured	–	–	2,695,544	2,695,544

Forward Foreign Currency Contracts	–	534,462	–	534,462

	–	534,462	2,695,544	3,230,006

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(5,019,581)	–	(5,019,581)

Total Other Investments	–	(4,485,119)	2,695,544	(1,789,575)

Total Investments	$10,227,832	$550,325,553	$416,389,276	$976,942,661

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2022:

	Value 02/28/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/22
Variable Rate Senior Loan Interests	$325,992,555	$92,414,111	$(47,978,410)	$980,429	$(2,577,170)	$(7,620,114)	$21,693,271	$(21,293,084)	$361,611,588
Common Stocks & Other Equity Interests	27,534,402	–	–	–	(122,834)	14,733,848	10,980,053	(3,642,364)	49,483,105
Investments Matured	3,059,457	162,627	(3,184,965)	72,404	–	409,538	2,176,483	–	2,695,544
Preferred Stocks	1,355,133	251,900	(160,648)	–	160,648	(947,279)	798,074	–	1,457,828
U.S. Dollar Denominated Bonds & Notes	2,403,790	69,148	(249,000)	–	–	(1,082,727)	–	–	1,141,211
Total	$360,345,337	$92,897,786	$(51,573,023)	$1,052,833	$(2,539,356)	$5,493,266	$35,647,881	$(24,935,448)	$416,389,276

* Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Senior Income Trust

    The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 11/30/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

QuarterNorth Energy, Inc.	$25,621,698	Bid Offer	Bid Offer Price	N/A	$199.49	(a)

Keg Logistics LLC, Term Loan A	25,222,140	Valuation Service	N/A	N/A	N/A	(b)

FDH Group Acquisition, Inc., Term Loan A	21,835,113	Valuation Service	N/A	N/A	N/A	(b)

Lightning Finco Ltd., Term Loan B-1	16,729,613	Valuation Service	N/A	N/A	N/A	(b)

Muth Mirror Systems LLC, Term Loan	16,297,025	Valuation Service	N/A	N/A	N/A	(b)

Teasdale Foods, Inc., Term Loan B	12,618,420	Valuation Service	N/A	N/A	N/A	(b)

Vertellus, Term Loan B	12,499,004	Valuation Service	N/A	N/A	N/A	(c)

Groundworks LLC, First Lien Incremental Term Loan	11,829,019	Valuation Service	N/A	N/A	N/A	(b)

SDB Holdco LLC, Delayed Draw Term Loan	11,826,788	Valuation Service	N/A	N/A	N/A	(b)

CV Intermediate Holdco Corp. (Class Valuation), Delayed Draw Term Loan	11,271,499	Valuation Service	N/A	N/A	N/A	(b)

USF S&H Holdco LLC	10,839,791	Valuation Service	N/A	N/A	N/A	(b)

Affinity Dental Management,, Inc., Term Loan	10,647,018	Loan Origination Value	Original Cost	N/A	98% of par	(d)

(a)

QuarterNorth Energy, Inc. publicly announced that it has engaged a financial advisor to pursue a sale of the company. The Adviser values the common shares at the first round of bids for the sale of the business. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(c)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

(d)

The Adviser fair values certain investments in direct loan financings at the loan origination price. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Senior Income Trust